Other operating expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other operating expenses [Line Items]
Increase decrease in other operating expenses	€ (268)	€ (53)
Miscellaneous other operating expense	5,199	4,931	€ 4,878
Subcontracted Work [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(222)	(213)
Miscellaneous other operating expense	3,772	3,550	3,337
Leases expenses [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(39)	(6)
Miscellaneous other operating expense	296	257
Lease expenses recognized in operating profit loss			251
Repairs and maintenance [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(10)	7
Miscellaneous other operating expense	85	75	82
Independent professional services [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	(41)	31
Miscellaneous other operating expense	495	454	485
Changes in provisions for liabilities [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	46	(89)
Miscellaneous other operating expense	10	(36)	(53)
Other operating expenses [Member]
Other operating expenses [Line Items]
Increase decrease in other operating expenses	90	39
Miscellaneous other operating expense	€ 541	€ 631	€ 670